Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Accrued liabilities and other payables	$ 196	$ 218
Derivative instruments	954	1,254
Other equipment	9	11
Tax credits carried forward	1,626	1,866
Tax loss carryforward	53	61
Valuation allowance	(53)	(44)
Deferred tax liabilities:
Accrued interest income	(3,837)	(3,885)
Accrued liabilities and other payables	(154)	(3)
Direct financing lease	(7,594)	(4,432)
Deferred tax assets (liabilities), net	$ (8,800)	$ (4,954)